15 Intangible assets (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets other than goodwill [abstract]
Right-of-use amortization	R$ (79,834)	R$ (65,413)
Financial result - interest expenses	(62,956)	(54,791)
Short-term and low-value lease expenses	(13,845)	(51,855)
Decrease of the income of the year	R$ (156,635)	R$ (172,059)